Prepayments and other current assets - Schedule of prepayment and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Prepayments and other current assets
Prepaid service fee	¥ 8,049	$ 1,103	¥ 12,554
VAT and other surcharges	2,641	362	2,023
Office rental deposit	493	68	1,629
Other deposits	950	130	695
Contract assets	353	48	279
Prepaid media cost	736	101	436
Receivables from sales of shares on behalf of employees	67	9	13
Others	975	133	2,596
Total prepayments and other current assets	¥ 14,264	$ 1,954	¥ 20,225